IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Impairment and reversal of non-current assets
Impairment (reversals) charges	$ 12	$ (457)
Loulo-Gounkoto [Member]
Impairment and reversal of non-current assets
Carrying value		3,564
Recoverable amount		3,080
Loulo-Gounkoto [Member] | Total for all cash-generating units
Impairment and reversal of non-current assets
Recoverable amount	2,522
Lumwana [Member] | Total for all individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	0	(655)
Lumwana [Member] | Total for all cash-generating units
Impairment and reversal of non-current assets
Recoverable amount	2,767
Veladero [Member] | Total for all individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	0	(437)
Carlin [Member] | Total for all individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	6	82
Long Canyon [Member] | Total for all individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	$ 0	$ 49